Pensions and other post-retirement benefits - Schedule of reconciliation of changes in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	£ 3,075	£ 715
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	284	300
Acquisition of NGED	0	566
Reclassification to held for sale	30	(720)
Closing net defined benefit asset	1,951	3,075
Actual return on plan assets	(4,956)	1,243
Expected contributions to plans in the following year	149	234
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	2,590	1,035
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	197	167
Acquisition of NGED	0	566
Reclassification to held for sale	30	(664)
Closing net defined benefit asset	1,614	2,590
Actual return on plan assets	(3,852)	779
Expected contributions to plans in the following year	99	146
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	484	(22)
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	76	116
Acquisition of NGED	0	0
Reclassification to held for sale	0	(45)
Closing net defined benefit asset	324	484
Actual return on plan assets	(775)	367
Expected contributions to plans in the following year	36	74
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	1	(298)
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	11	17
Acquisition of NGED	0	0
Reclassification to held for sale	0	(11)
Closing net defined benefit asset	13	1
Actual return on plan assets	(329)	97
Expected contributions to plans in the following year	14	14
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	27,013	24,388
Changes in net defined benefit liability (asset) [abstract]
Interest income	782	430
Return on plan assets (less than)/in excess of interest	(5,738)	813
Administration costs	(19)	(20)
Assets distributed on settlements	(571)	0
Employer contributions	284	300
Employee contributions	10	8
Benefits paid	(1,288)	(1,474)
Exchange adjustments	697	474
Acquisition of NGED	0	7,662
Reclassification to held for sale	76	(5,568)
Closing net defined benefit asset	21,246	27,013
Plan assets | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	16,865	14,680
Changes in net defined benefit liability (asset) [abstract]
Interest income	398	95
Return on plan assets (less than)/in excess of interest	(4,250)	684
Administration costs	(9)	(11)
Assets distributed on settlements	0	0
Employer contributions	197	167
Employee contributions	10	8
Benefits paid	(709)	(912)
Exchange adjustments	0	0
Acquisition of NGED	0	7,662
Reclassification to held for sale	76	(5,508)
Closing net defined benefit asset	12,578	16,865
Plan assets | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	7,263	6,909
Changes in net defined benefit liability (asset) [abstract]
Interest income	273	240
Return on plan assets (less than)/in excess of interest	(1,048)	127
Administration costs	(8)	(7)
Assets distributed on settlements	(571)	0
Employer contributions	76	116
Employee contributions	0	0
Benefits paid	(426)	(403)
Exchange adjustments	501	338
Acquisition of NGED	0	0
Reclassification to held for sale	0	(57)
Closing net defined benefit asset	6,060	7,263
Plan assets | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	2,885	2,799
Changes in net defined benefit liability (asset) [abstract]
Interest income	111	95
Return on plan assets (less than)/in excess of interest	(440)	2
Administration costs	(2)	(2)
Assets distributed on settlements	0	0
Employer contributions	11	17
Employee contributions	0	0
Benefits paid	(153)	(159)
Exchange adjustments	196	136
Acquisition of NGED	0	0
Reclassification to held for sale	0	(3)
Closing net defined benefit asset	£ 2,608	£ 2,885